Income Taxes (Tables)	12 Months Ended
Jun. 30, 2017
Components of Expense for Income Taxes

The components of the expense for income taxes are as follows:

	2017	2016
Federal: Canada
Current	$951	$203
Deferred	(1,185)	(57)

	(234)	146

Provincial: Canada
Current	478	156
Deferred	(908)	(44)

	(430)	112

Foreign:
Current	1,057	200
Deferred	4,273	2,380

	5,330	2,580

Total provision	$4,666	$2,838

Components of Income before Income Tax Expense for Income Taxes	The components of income before income tax expense for income taxes are as follows:

	2017	2016
Domestic	$11	$3,111
Foreign	11,115	5,764

Total	$11,126	$8,875

Reconciliation of Income Taxes

The difference between the effective rate reflected in the income tax expense for income taxes and the amount determined by applying the Canadian statutory rate to income before income taxes for the fiscal years ended June 30, 2017 and June 30, 2016 is analyzed below:

	2017	2016
Provision for income taxes at statutory rate	$1,669	$1,331
Provincial taxes	1,280	1,020
Foreign rate differential	1,690	574
Canadian rate difference	—	(324)
Release of Valuation Allowance	(337)	—
Impact of Sale of Oil & Gas Assets	(538)	—
Permanent items	366	572
Prior Year adjustments	583	(453)
Uncertain tax position	(85)	143
Other	38	(25)

	$4,666	$2,838

Significant Components of Deferred Tax Assets and (Liabilities)

Significant components of deferred tax assets and (liabilities) are as follows:

	2017	2016
Deferred tax liabilities
Intangibles	$(23,490)	$(24,340)
Property and equipment	(54,031)	(56,517)

Total deferred tax liabilities	(77,521)	(80,857)

Deferred tax assets:
Net operating loss carry forward	14,432	22,053
Other	19,224	17,058

Total deferred tax assets	33,656	39,111
Valuation allowance	—	(337)

Net deferred tax assets	33,656	38,774

Net deferred tax liabilities	$(43,865)	$(42,083)

Gross Amounts of Unrecognized Tax Benefits

The following table summarizes the gross amounts of unrecognized tax benefits without regard to reduction in tax liabilities if such unrecognized tax benefits were settled.

	2017	2016
Balance at July 1,	$528	$455
Additions for tax position related to prior year	—	253
Lapse of Statute of Limitation	(85)	(180)

Balance at June 30,	$443	$528